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US Legal Services

J. Neil McMurdie

Senior Counsel

(860) 580-2824

Fax: (860) 580-4844

Neil.McMurdie@us.ing.com

December 6, 2010

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Attention: Filing Desk

Re:

ING Life Insurance and Annuity Company and its Variable Annuity Account C
Prospectus Title:  Pension IRA - Individual Deferred Variable Annuity Contracts for Individual Retirement Annuities (Section 408(b)) and Simplified Employee Pension Plans (Section 408(k))
File Nos.:  33-75992 and 811-02513
Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of ING Life Insurance and Annuity Company and its Variable Annuity Account C, we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that:

•         The form of the Prospectus Supplement that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

•         The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on December 3, 2010.

If you have any questions, please call the undersigned at 860-580-2824 or Nicole Molleur at
860-580-2826.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

Windsor Site One Orange Way, C1S Windsor, CT 06095-4774	ING North America Insurance Corporation